UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2007
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            08/13/2007
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                        105

Form 13f Information Table Value Total:                   33959991
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aon Corporation                COM              037389103  1056161 24786700 SH       Sole                 20556700           4230000
                                                            623256 14627000 SH       Defined 01           14627000
                                                              1065    25000 SH       Other                   25000
CEMEX S.A.B. de C.V. ADR       COM              151290889  1236510 33509765 SH       Sole                 29391349           4118416
                                                            779346 21120493 SH       Defined 01           21120493
                                                               904    24491 SH       Other                   24491
Chesapeake Energy Corporation  COM              165167107  1083930 31327459 SH       Sole                 27078459           4249000
                                                            617825 17856200 SH       Defined 01           17856200
                                                               900    26000 SH       Other                   26000
Comcast Corporation Cl A       COM              20030N101    14847   528000 SH       Sole                   250500            277500
Comcast Corporation Spl Cl A   COM              20030N200   408768 14619744 SH       Sole                 12628744           1991000
                                                            270975  9691531 SH       Defined 01            9691531
                                                               356    12750 SH       Other                   12750
Del Monte  Foods Company       COM              24522P103     2495   205150 SH       Sole                                     205150
                                                            160193 13173806 SH       Defined 01           13173806
Dell Inc.                      COM              24702R101  2188385 76650960 SH       Sole                 67300682           9350278
                                                           1546854 54180530 SH       Defined 01           54180530
                                                              1742    61000 SH       Other                   61000
DIRECTV Group, Inc.            COM              25459L106  1267745 54857002 SH       Sole                 47715801           7141201
                                                            527160 22810900 SH       Defined 01           22810900
                                                               742    32108 SH       Other                   32108
Discovery Holding Company      COM              25468Y107   241546 10506573 SH       Sole                  9316473           1190100
                                                            385251 16757344 SH       Defined 01           16757344
                                                               140     6100 SH       Other                    6100
EBay Inc.                      COM              278642103   171920  5342458 SH       Sole                  5139000            203458
                                                            295124  9171050 SH       Defined 01            9171050
EnCana Corporation             COM              292505104   102068  1661000 SH       Sole                  1661000
                                                            200634  3265000 SH       Defined 01            3265000
Everest Re Group, Ltd.         COM              G3223R108   217378  2000900 SH       Sole                  1896900            104000
                                                            154464  1421800 SH       Defined 01            1421800
Fair Isaac Corporation         COM              303250104     1176    29300 SH       Sole                                      29300
                                                             76324  1902400 SH       Defined 01            1902400
FedEx Corporation              COM              31428X106   411769  3710638 SH       Sole                  2991638            719000
                                                            443725  3998600 SH       Defined 01            3998600
                                                               725     6533 SH       Other                    6533
First Horizon National Corpora COM              320517105      936    24000 SH       Sole                    24000
General Motors Corporation     COM              370442105  1022161 27041300 SH       Sole                 23145600           3895700
                                                            538272 14240000 SH       Defined 01           14240000
                                                               794    21000 SH       Other                   21000
Hilb Rogal & Hobbs Company     COM              431294107     3129    73000 SH       Sole                                      73000
                                                            151142  3526400 SH       Defined 01            3526400
IDT Corporation                COM              448947101       63     6300 SH       Sole                                       6300
                                                              4608   459400 SH       Defined 01             459400
IDT Corporation Cl B           COM              448947309     1616   156550 SH       Sole                                     156550
                                                            104576 10133310 SH       Defined 01           10133310
IHOP Corp.                     COM              449623107    26616   489000 SH       Sole                   287000            202000
                                                            162098  2978100 SH       Defined 01            2978100
Ingersoll-Rand Company Limited COM              G4776G101   294673  5375282 SH       Sole                  5028282            347000
                                                            215497  3931000 SH       Defined 01            3931000
Level 3 Communications, Inc.   COM              52729N100  1003870 171601647 SH      Sole                146845000          24756647
                                                           1179791 201673756 SH      Defined 01          201673756
                                                               164    28000 SH       Other                   28000
Liberty Media Corporation Capi COM              53071M302  1133300  9630354 SH       Sole                  8506554           1123800
                                                            547091  4648976 SH       Defined 01            4648976
                                                               853     7250 SH       Other                    7250
Liberty Media Corporation Inte COM              53071M104  1026287 45959988 SH       Sole                 39664288           6295700
                                                            504316 22584666 SH       Defined 01           22584666
                                                               832    37250 SH       Other                   37250
Millea Holdings, Inc. ADR      COM              60032R106   215600  5253417 SH       Sole                  3994417           1259000
NTT DoCoMo, Inc. ADR           COM              62942M201    12695   803500 SH       Sole                   578000            225500
Odyssey Re Holdings Corp.      COM              67612W108    70768  1650000 SH       Sole                  1055000            595000
                                                             36191   843800 SH       Defined 01             843800
PepsiAmericas, Inc.            COM              71343P200     3539   144100 SH       Sole                   144100
                                                             76423  3111700 SH       Defined 01            3111700
Pioneer Natural Resources Comp COM              723787107   556115 11416857 SH       Sole                  9022357           2394500
                                                            622938 12788700 SH       Defined 01           12788700
                                                               779    16000 SH       Other                   16000
Potlatch Corporation           COM              737630103     2434    56545 SH       Sole                                      56545
                                                            159372  3702022 SH       Defined 01            3702022
Royal Philips Electronics ADR  COM              500472303   855390 20212428 SH       Sole                 17357428           2855000
                                                            197907  4676434 SH       Defined 01            4676434
                                                               846    20000 SH       Other                   20000
Ruddick Corporation            COM              781258108     1410    46800 SH       Sole                                      46800
                                                            145284  4823500 SH       Defined 01            4823500
Service Corporation Internatio COM              817565104     3362   263100 SH       Sole                                     263100
                                                            213674 16719400 SH       Defined 01           16719400
Sprint Nextel Corporation      COM              852061100  1083202 52303348 SH       Sole                 46295848           6007500
                                                            555399 26817900 SH       Defined 01           26817900
                                                               953    46000 SH       Other                   46000
Symantec Corporation           COM              871503108   450977 22325575 SH       Sole                 18774575           3551000
                                                            127559  6314800 SH       Defined 01            6314800
                                                               828    41000 SH       Other                   41000
Telephone and Data Systems, In COM              879433100   138361  2211300 SH       Sole                  1906500            304800
                                                             95782  1530800 SH       Defined 01            1530800
                                                               375     6000 SH       Other                    6000
Telephone and Data Systems, In COM              879433860   671513 11668347 SH       Sole                  9453210           2215137
                                                            326090  5666200 SH       Defined 01            5666200
                                                               345     6000 SH       Other                    6000
Texas Industries, Inc.         COM              882491103     3654    46600 SH       Sole                                      46600
                                                            254425  3244800 SH       Defined 01            3244800
The Washington Post Company    COM              939640108     1824     2350 SH       Sole                                       2350
                                                            122050   157263 SH       Defined 01             157263
Walt Disney Company            COM              254687106  1168931 34239334 SH       Sole                 29169834           5069500
                                                            528822 15489800 SH       Defined 01           15489800
                                                               990    29000 SH       Other                   29000
Wendy's International, Inc.    COM              950590109   134645  3663800 SH       Defined 01            3663800
Willis Group Holdings Limited  COM              G96655108   222128  5041500 SH       Sole                  4886500            155000
                                                            268722  6099000 SH       Defined 01            6099000
Worthington Industries, Inc.   COM              981811102      898    41500 SH       Sole                                      41500
                                                             57561  2658700 SH       Defined 01            2658700
Yum! Brands, Inc.              COM              988498101   670055 20478452 SH       Sole                 17624128           2854324
                                                            780509 23854200 SH       Defined 01           23854200
                                                               916    28000 SH       Other                   28000
Fairfax Financial Holdings Lim COM              303901102   359074  1876980 SH       Sole                  1677980            199000
                                                            343583  1796000 SH       Defined 01            1796000